Selling and marketing expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Advertising costs	(125,289)	(88,289)
Employee benefits expenses	(3,846)	(3,000)
	(129,135)	(91,289)

	2022	2021	2020
Advertising costs	(146,449)	(266,804)	(164,929)
Employee benefits expenses	(6,225)	(3,261)	(827)
	(152,674)	(270,065)	(165,756)